Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2023
Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
Entity Central Index Key	dei_EntityCentralIndexKey	0000872825
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 28, 2024
Document Effective Date	dei_DocumentEffectiveDate	Apr. 01, 2024
Prospectus Date	rr_ProspectusDate	Apr. 01, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A